Note 5 - Vessels, net (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	32,592	(548)	32,044
— Transferred from Advances for Vessels Acquisitions / Under Construction	65,062	-	65,062
— Depreciation charge for the period	-	(1,228)	(1,228)
Balance, June 30, 2016	97,654	(1,776)	95,878